SHARE-BASED COMPENSATION - Information for Share Options (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from the exercise of share options	$ 3,036	$ 1,904	$ 1,758
Intrinsic value of share options exercised	$ 6,205	$ 5,152	$ 5,472
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 2.29	$ 3.45	$ 7.11
Proceeds from the exercise of share options	$ 218	$ 511	$ 397
Intrinsic value of share options exercised	$ 28	$ 98	$ 232
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0.00	$ 0.03	$ 0.14